RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Management and consulting fees	$ 664	$ 627	$ 1,359	$ 1,309
Related to director fees [member]
IfrsStatementLineItems [Line Items]
Management and consulting fees	55	61	112	117
Related to management fees [member]
IfrsStatementLineItems [Line Items]
Management and consulting fees	$ 609	$ 566	$ 1,247	$ 1,192